Balance Sheet Components - Schedule of Property and Equipment, Net (Detail) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Mar. 31, 2015
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 61,121	$ 50,819
Less: Accumulated depreciation and amortization		(36,315)	(27,660)
Property and equipment, net	$ 28,971	24,806	23,159
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		54,935	46,078
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		4,096	2,867
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,837	1,618
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 253	$ 256